CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS - (Parenthetical) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of Cash and Restricted Cash:
Cash - Beginning of Year		$ 258,551	$ 809,481	$ 3,913
Restricted Cash - Beginning of Year	$ 8,651		0
Cash and Restricted Cash - Beginning of Year	8,651	258,551	809,481	3,913
Cash - End of Period			258,551	809,481
Restricted Cash - End of Period	14,876	8,651		0
Cash and Restricted Cash - End of Period	$ 14,876	$ 8,651	$ 258,551	$ 809,481